Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net loss for the year	$ (10,912)	$ (6,739)	$ (15,018)	$ (11,195)	$ (5,535)
Adjustments for non-cash items	(908)	735	1,583	2,945	2,123
Interest received				9	2
Interest paid	3		30	39	15
Income taxes received		812	812	688	453
Cash flow from operating activities before changes in working capital	(11,823)	(5,192)	(12,653)	(7,592)	(2,972)
Cash flow from changes in working capital:
Changes in net working capital	300	(61)	215	573	981
Net cash used in operating activities	(11,523)	(5,253)	(12,438)	(7,019)	(1,991)
Investing activities:
Investment in intangible assets	(60)	(35)	(35)
Purchase of property, plant and equipment	(792)	(74)	(149)	(61)	(7)
Changes in non-current financial assets - leasehold deposits			(209)	(7)	13
Net cash used in investing activities	(822)	(126)	(393)	(68)	6
Financing activities:
Proceeds from issuance of shares	27,900		9,020	9,442	1,092
Transaction costs related to issuance of shares	(2,605)		(128)	(13)
Proceeds from issuance of convertible debt instruments				152	7,998
Leasing installments	(78)	(36)	(74)	(73)	(63)
Net cash provided by/ (used in) financing activities	25,217	(36)	8,818	9,508	9,027
Net increase/ (decrease) in cash and cash equivalents	12,872	(5,415)	(4,013)	2,421	7,042
Cash and cash equivalents at January 1	5,834	9,559	9,559	7,433	468
Exchange rate adjustments on cash and cash equivalents	93	(59)	288	(295)	(77)
Cash and cash equivalents at June 30	$ 18,799	$ 4,085	5,834	$ 9,559	$ 7,433
Non-cash investing and financing activities
Capitalized intangible assets included in other payables			$ 60